COMMITMENTS (Details) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
COMMITMENTS (Details) [Line Items]
Term of demand exercise	5 years			5 years
Term of piggyback registration rights exercise	7 years			7 years
Rent expense			$ 322,000
IPO [Member]
COMMITMENTS (Details) [Line Items]
Percentage of cash fee in gross proceeds	3.50%			3.50%
Cash fee	$ 6,037,500			$ 6,037,500
Cepton Technologies, Inc. [Member]
COMMITMENTS (Details) [Line Items]
Operating lease description		On April 15, 2021, the Company entered into a new lease agreement for 92,842 square feet of office space in San Jose, California. The lease began on June 1, 2021 and is set to expire on January 31, 2023.			In December 2017, the Company began leasing approximately 25,000 square feet of office space in San Jose, California as its corporate headquarters.
Initial lease term	1 year	1 year			1 year
Rent expense		$ 571,000			$ 654,000	$ 656,000